Financial risk management - Credit loss allowances of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 530,307,902	₩ 495,600,296
Credit loss allowances of financial assets	(3,201,738)	(3,081,459)
Financial assets at amortized cost, net	527,106,164	492,518,837
Mitigation of credit risk due to collateral	220,822,281	175,337,808
Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	416,553,960	390,897,754
Credit loss allowances of financial assets	(3,184,791)	(3,070,973)
Financial assets at amortized cost, net	413,369,169	387,826,781
Mitigation of credit risk due to collateral	220,822,281	175,337,808
Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	14,184,805	17,029,781
Credit loss allowances of financial assets	(18,297)	(13,518)
Financial assets at amortized cost, net	14,166,508	17,016,263
Mitigation of credit risk due to collateral	133,618	29,994
Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	186,937,727	170,868,849
Credit loss allowances of financial assets	(579,725)	(554,533)
Financial assets at amortized cost, net	186,358,002	170,314,316
Mitigation of credit risk due to collateral	126,988,030	91,711,254
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	15,259,749	24,782,544
Credit loss allowances of financial assets	(8,284)	(4,212)
Financial assets at amortized cost, net	15,251,465	24,778,332
Mitigation of credit risk due to collateral	9,000	9,000
Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	174,227,790	154,509,661
Credit loss allowances of financial assets	(1,700,217)	(1,614,337)
Financial assets at amortized cost, net	172,527,573	152,895,324
Mitigation of credit risk due to collateral	93,682,859	83,580,715
Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	25,943,889	23,706,919
Credit loss allowances of financial assets	(878,268)	(884,373)
Financial assets at amortized cost, net	25,065,621	22,822,546
Mitigation of credit risk due to collateral	8,774	6,845
Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	63,806,919	57,409,433
Financial assets at amortized cost, net	63,806,919	57,409,433
Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	49,947,023	47,293,109
Credit loss allowances of financial assets	(16,947)	(10,486)
Financial assets at amortized cost, net	49,930,076	47,282,623
12-month expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	419,779,996	396,075,906
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	315,298,590	301,681,080
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	10,793,973	14,935,722
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	169,313,467	152,159,976
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	14,531,532	23,849,701
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	101,866,101	93,740,349
12-month expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	18,793,517	16,995,332
12-month expected credit losses | Grade 1 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	56,176,008	48,506,057
12-month expected credit losses | Grade 1 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	48,305,398	45,888,769
12-month expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	66,690,144	58,199,579
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	57,606,684	48,158,998
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	3,278,144	1,996,948
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	7,015,361	8,385,069
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	710,527	834,912
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	44,060,819	34,637,533
12-month expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,541,833	2,304,536
12-month expected credit losses | Grade 2 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	7,478,125	8,636,241
12-month expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,605,335	1,404,340
Lifetime expected credit losses | Grade 1
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	20,603,681	19,391,987
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	20,603,681	19,391,987
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	112,254	87,084
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	7,900,192	6,062,587
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	17,433	96,183
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	10,743,965	11,391,410
Lifetime expected credit losses | Grade 1 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,829,837	1,754,723
Lifetime expected credit losses | Grade 2
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	21,370,502	19,921,982
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	21,181,426	19,654,847
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Banks
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	434	10,027
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,127,173	3,686,863
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	257	1,748
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	16,702,928	13,758,332
Lifetime expected credit losses | Grade 2 | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	2,350,634	2,197,877
Lifetime expected credit losses | Grade 2 | Securities at fair value through other comprehensive income
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	152,786	267,135
Lifetime expected credit losses | Grade 2 | Securities at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	36,290
Impaired
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,863,579	2,010,842
Impaired | Due from banks and loans at amortized cost
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	1,863,579	2,010,842
Impaired | Due from banks and loans at amortized cost | Retail
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	581,534	574,354
Impaired | Due from banks and loans at amortized cost | Corporations
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	853,977	982,037
Impaired | Due from banks and loans at amortized cost | Card receivable
Impairment information by credit risk of financial assets [Line Items]
Financial assets at amortized cost	₩ 428,068	₩ 454,451